SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes, Vat, Foreign currency translation and EPS (Details)		12 Months Ended
	May 01, 2016	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 shares
TAXES
Taxable income generated outside the PRC | $		$ 0	$ 0
Value Added Tax (?VAT?)
Value Added Tax Rate, at Federal Statutory Tax Rate, Percent	6.00%	6.00%	6.00%	6.00%
VAT returns subject to examination by the tax authorities (in years)		5 years
Foreign Currency Translation
Year-end spot rate		6.8668	6.6198	6.7774
Average rate		6.8234	6.5064	6.8124
Earnings per Share
Anti-dilutive effect | shares		0	0	0